Repurchase of common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Sep. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	3,576,256	3,576,256
Treasury stock, value	$ 33,524	$ 33,524
Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized under share repurchase plan				$ 50,000
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	1,556,203	0
Weighted average price per share	$ 11.49
Fees and commission cost of shares repurchased	$ 0.03
Treasury stock, value	$ 17,900
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)			0